SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLE (Details)	Sep. 30, 2023 USD ($)		Sep. 30, 2023 HKD ($)		Mar. 31, 2023 USD ($)		Mar. 31, 2023 HKD ($)		Mar. 31, 2022 HKD ($)
Payables and Accruals [Abstract]
Amount due to RAL*	$ 313,520	[1]	$ 2,445,458	[1]	$ 318,665	[2]	$ 2,485,585	[1],[2]		[2]
Amount due to former director	64,333		501,797
Accrued audit fee	102,140		796,688		93,639		730,388		627,900
Accrued consultancy fee					21,196		165,325
Accrued professional service fees	27,410		213,800		61,049		476,179		1,743
Other accrued expenses	6,783		52,897		5,720		44,622		42,298
Total	$ 514,186		$ 4,010,640		$ 500,269		$ 3,902,099		$ 671,941

[1]	Roma Appraisals Limited (the “RAL”) ceased to be a related party of the Company after the reorganization in July 2022.
[2]	Roma Appraisals Limited (the “RAL”) was no longer related party of the Company after the reorganization in July 2022.